Consolidated Statements of Stockholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Other Comprehensive Income / Loss	Noncontrolling Interest	Total
Balance at Dec. 31, 2010	$ 49,456	$ 11,034,657	$ (3,403,269)	$ 0	$ 294,593	$ 7,975,437
Balance, shares at Dec. 31, 2010	49,455,841
Net income			888,611		112,994	1,001,605
Equity-based compensation expense		102,238				102,238
Unrealized loss on cash flow hedging derivative of unconsolidated affiliate
Capital contribution from noncontrolling interest						0
Distributions to noncontrolling interests
Balance at Dec. 31, 2011	49,456	11,136,895	(2,514,658)	0	407,587	9,079,280
Balance, shares at Dec. 31, 2011	49,455,841
Net income			3,272,336		407,445	3,679,781
Equity-based compensation expense		198,807				198,807
Unrealized loss on cash flow hedging derivative of unconsolidated affiliate				(571,313)		(571,313)
Capital contribution from noncontrolling interest					238,760	238,760
Distributions to noncontrolling interests					(13,118)	(13,118)
Issuance of common stock under compensation plan	440	(440)
Issuance of common stock under compensation plan, shares	440,000					440,000
Balance at Dec. 31, 2012	$ 49,896	$ 11,335,262	$ 757,678	$ (571,313)	$ 1,040,674	$ 12,612,197
Balance, shares at Dec. 31, 2012	49,895,841